     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 1997

                                                       Registration No. 33-40858
                                                       Registration No. 811-6320

                       ----------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / /
                      Pre-Effective Amendment No.   / /
                     Post-Effective Amendment No.  3   /X/

                                     AND/OR

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /
                             Amendment No.  3  /X/

                                    --------

                ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
                                       of
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)
                               100 Church Street
                                   11th Floor
                         New York, New York 10080-6511
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (212)602-8250

                          BARRY G. SKOLNICK, ESQUIRE
                   Senior Vice President and General Counsel
                     ML Life Insurance Company of New York
                             800 Scudders Mill Road
                         Plainsboro, New Jersey  08536
                    (Name and Address of Agent for Service)

                                    Copy to:
                           STEPHEN E. ROTH, ESQUIRE
                        Sutherland, Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2404

It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on            , pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on          , pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite amount of securities has been registered under the Securities Act of 1933 by this Registration Statement. The Rule 24f-2 notice for fiscal year 1996 was filed on February 26, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 of the ML of New York Variable Annuity Separate Account filed April 30, 1993 (File Nos. 33-40858, 811-6320), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Undertakings:

ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 3 to the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Plainsboro, State of New Jersey, on the 31st day of July, 1997.

ATTEST:                                    ML OF NEW YORK VARIABLE ANNUITY
                                           SEPARATE ACCOUNT
                                                            (Registrant)


/s/ Edward W. Diffin, Jr                   By:  /s/ Barry G. Skolnick
----------------------------------------       --------------------------------
Edward W. Diffin, Jr.                                 Barry G. Skolnick
Vice President and Senior Counsel                      Senior Vice President of
                                                        ML Life Insurance
                                                         Company of New York


ATTEST:                                    ML LIFE INSURANCE COMPANY OF NEW YORK
                                                             (Depositor)


/s/ Edward W. Diffin, Jr.                  By:  /s/ Barry G. Skolnick
----------------------------------------       --------------------------------
Edward W. Diffin, Jr.                                 Barry G. Skolnick
Vice President and Senior Counsel                     Senior Vice President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on July 31, 1997.

                 SIGNATURE                                                 TITLE
                 ---------                                                 -----
       *                                                    Chairman of the Board, President, and
----------------------------------------                     Chief Executive Officer
Anthony J. Vespa


       *                                                    Director, Senior Vice President, Chief Financial
----------------------------------------                     Officer, Chief Actuary, and Treasurer
Joseph E. Crowne, Jr.


       *                                                    Director, Senior Vice President and Chief
----------------------------------------                     Investment Officer
David M. Dunford

       *                                                    Director and Senior Vice President
----------------------------------------
Gail R. Farkas


       *                                                    Director, Vice President and Senior Counsel
----------------------------------------
Michael P. Cogswell

                 SIGNATURE                                  TITLE
                 ---------                                  -----

       *                                                    Director
---------------------------------
Frederick J.C. Butler


       *                                                    Director
---------------------------------
Robert L. Israeloff


       *                                                    Director
---------------------------------
Allen N. Jones


       *                                                    Director
---------------------------------
Cynthia L. Kahn


       *                                                    Director
---------------------------------
Robert A. King


       *                                                    Director
---------------------------------
Irving M. Pollack


       *                                                    Director
---------------------------------
William A. Wilde, III



By:  /s/ Barry G. Skolnick                                  In his own capacity as Director, Senior Vice President,
    -----------------------------                            General Counsel, and Secretary and as Attorney-In-Fact
           Barry G. Skolnick